PERSONNEL EXPENSES	12 Months Ended
Dec. 31, 2023
PERSONNEL EXPENSES
PERSONNEL EXPENSES

 NOTE 24 - PERSONNEL EXPENSES

A detailed analysis of employee personnel related expenses for the years ended December 31, 2023, 2022 and 2021 is provided below:

In Thousands of US Dollars
Description	2023	2022	2021
Salaries and compensation	$585	$1,100	$1,419
Employer contributions	38	43	49
Short-term employee benefits	7	9	70
Stock-based compensation	3,357	412	2,227
Total	$3,987	$1,564	$3,765